Subordinated Liabilities	6 Months Ended
Jun. 30, 2023
Subordinated liabilities [abstract]
Subordinated Liabilities
20. SUBORDINATED LIABILITIES

	30 June 2023	31 December 2022
	£m	£m
£325m Sterling preference shares	344	344
Undated subordinated liabilities	205	219
Dated subordinated liabilities	1,601	1,769
	2,150	2,332

In H123, certain subordinated liabilities were repurchased as part of ongoing liability management exercises, resulting in a profit of £3m (H122: a loss of £1m).